                               [Graphic Omitted]


                                    COLONIAL
                                   GOVERNMENT
                                      MONEY
                                   MARKET FUND

                                SEMIANNUAL REPORT
                                FEBRUARY 28, 1997

                    NOT FDIC-             MAY LOSE VALUE
                    INSURED               NO BANK GUARANTEE

                      COLONIAL GOVERNMENT MONEY MARKET FUND
                                   HIGHLIGHTS
                      SEPTEMBER 1, 1996 - FEBRUARY 28, 1997

INVESTMENT OBJECTIVE: Colonial Government Money Market Fund seeks current income, consistent with capital preservation and liquidity, by investing exclusively in short-term U.S. government securities.

THE FUND IS DESIGNED TO OFFER:
|X|   Steady monthly income
|X|   Stable net asset value
|X|   A high quality portfolio

PORTFOLIO MANAGER COMMENTARY: "The potential for the Federal Reserve Board to raise short-term interest rates early in 1997 played a key role in our strategy. As expectations for Fed intervention heightened near the end of the period, we shortened the portfolio's average days to maturity to capture any increase in short-term rates. Going forward, we will look to lengthen maturity when we believe our expectations for interest rate rises have been factored into
short-term bond prices."                                  -- Steve Harasimowicz

                COLONIAL GOVERNMENT MONEY MARKET FUND PERFORMANCE

                                       CLASS A         CLASS B          CLASS D

Inception dates                        1/30/81          6/8/92          7/1/94
--------------------------------------------------------------------------------
Distributions declared per share        $0.023          $0.018          $0.018
--------------------------------------------------------------------------------
Seven-day yields on 2/28/97              4.67%           3.48%           3.51%
--------------------------------------------------------------------------------
30-day yields on 2/28/97                 4.70%           3.53%           3.57%


A PORTFOLIO OF HIGH QUALITY MONEY MARKET SECURITIES
--------------------------------------------------------------------------------
 As of 2/28/97

Your Fund's portfolio holdings represented a selection of short-term, fixed-income U.S. government and agency securities. These holdings include notes issued by the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal Farm Credit Bank (FFCB).

                    REPURCHASE AGREEMENTS    35.52%
                    FHLMC                    31.57%
                    FNMA                     26.87%
                    FFCB                      6.04%

Portfolio holdings calculated as a percent of total investments.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will maintain a stable net asset value of $1.00 per share.

                               PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

                                                     [Photo of Harold W. Cogger]

I am pleased to present your Fund's semiannual report for the period ended February 28, 1997. This report provides information on the investment environment of the past six months and on the performance of your Fund.

Long-term interest rates moved up and down in a well-defined range during the period. Signs that economic growth was easing during the third quarter of 1996 led to a bond market rally and declining interest rates. However, interest rates climbed once again December through February in response to accelerating economic activity. Examples include a surge in construction and a sharp improvement in retail sales. Despite continued low levels of inflation, the Federal Reserve Board characterized factors holding down prices as "temporary" and made clear its willingness to strike against inflation in the future. True to its word, the Federal Reserve Board did raise rates in March.

Tax-exempt bonds outperformed Treasurys during most of the period, as a result of low supply and narrowing yield spreads. Fundamentals remain positive and state credit quality has generally improved, reflecting in part increased tax revenue collections generated by a stronger economy, among other factors.

Prior to recent declines in the domestic stock market, a focus on large capitalization stocks carried market indexes to record highs in February. European markets continued to experience declining interest rates and inflation levels, conditions that may prevail until economic activity in these nations increases.

Our economic expectations for 1997 are relatively bright and include growth slowing to a more sustainable rate as the year progresses. However, we expect real rates, interest rates adjusted for inflation, to remain relatively high until questions regarding both the Federal Reserve's monetary policy and Federal budget negotiations are resolved.

The following report provides you with specific information on your Fund's performance and insights from your portfolio manager. As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
April 10, 1997

Because market conditions change frequently, there can be no assurance that the trends described in this report will continue, come to pass or affect Fund performance.

                              INVESTMENT PORTFOLIO
                   FEBRUARY 28, 1997 (UNAUDITED, IN THOUSANDS)

SHORT-TERM OBLIGATIONS - 114.4%
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 73.8%
---------------------------------------------------------------------------------------------------------------
                                                             ANNUALIZED
                                                            YIELD AT TIME
                                            MATURITY         OF PURCHASE            PAR                VALUE
---------------------------------------------------------------------------------------------------------------
   Federal Farm Credit Bank:
                                            04/03/97            5.240%           $     5,000        $     4,976
                                            04/08/97            5.220%                 2,760              2,745
                                            04/24/97            5.240%                 5,000              4,961
                                                                                                    -----------
                                                                                                         12,682
                                                                                                    -----------
   Federal Home Loan Mortgage Corp:
                                            03/07/97            5.210%                 8,000              7,993
                                            03/17/97            5.220%                 8,259              8,240
                                            03/21/97            5.240%                 5,000              4,985
                                            04/04/97            5.240%                 5,000              4,975
                                            04/23/97            5.220%                 7,181              7,126
                                            05/06/97            5.180%                 5,000              4,953
                                            05/06/97            5.240%                 8,733              8,652
                                            05/08/97            5.165%                 7,539              7,465
                                            05/09/97            5.160%                 7,050              6,980
                                            05/19/97            5.180%                 5,000              4,943
                                                                                                    -----------
                                                                                                         66,312
                                                                                                    -----------
   Federal National Mortgage Association:
                                            03/03/97            5.230%                 5,000              4,999
                                            03/10/97            5.500%                10,250             10,236
                                            03/12/97            5.230%                 5,000              4,992
                                            03/21/97            5.250%                 5,000              4,985
                                            03/31/97            5.230%                10,000              9,959
                                            04/03/97            5.320%                 5,000              4,976
                                            04/07/97            5.230%                 5,000              4,973
                                            04/09/97            5.230%                 6,405              6,369
                                            05/02/97            5.240%                 5,000              4,956
                                                                                                    -----------
                                                                                                         56,445
                                                                                                    -----------

TOTAL U.S. GOVERNMENT AGENCIES (cost of $135,439)                                                       135,439
                                                                                                    -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 40.6%
--------------------------------------------------------------------------------
   Repurchase agreement with Bankers Trust
   Securities Corp., dated 2/28/97, due 03/03/97
   at 5.350%, collateralized by U.S. Treasury notes
   with various maturities to 2019, market value
   $38,121 (repurchase proceeds $37,330)                $  37,313   $  37,313

   Repurchase agreement with Bank of America,
   dated 2/28/97, due 3/03/97 at 5.360%, collateralized
   by U.S. Treasury bonds maturing in 1998,
   market value $38,086 (repurchase proceeds
   $37,331)                                                37,314      37,314
                                                                    ---------

TOTAL REPURCHASE AGREEMENTS (cost of $74,627)                          74,627
                                                                    ---------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $210,066) (a)                                             210,066
                                                                    ---------



OTHER ASSETS & LIABILITIES, NET - (14.4)%                            (26,447)
--------------------------------------------------------------------------------

NET ASSETS - 100%                                                   $ 183,619
                                                                    =========

NOTE TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

(a) Cost for federal income tax purposes is the same.

                       STATEMENT OF ASSETS & LIABILITIES
                          FEBRUARY 28, 1997 (UNAUDITED)

(in thousands except for per share amounts)
ASSETS
Investments at amortized cost                                   $  210,066

Receivable for:
 Fund shares sold                              $    4,102
 Interest                                              11
Other                                                  37            4,150
                                               ----------       ----------
  Total Assets                                                     214,216

LIABILITIES
Payable for:
 Investments purchased                             23,567
 Fund shares repurchased                            6,470
 Distributions                                        557
Accrued Deferred Trustees fees                          3
                                               ----------
  Total Liabilities                                                 30,597
                                                                ----------

NET ASSETS                                                      $  183,619
                                                                ==========

Net asset value:
Class A ($124,605/124,558)                                           $1.00
                                                                ==========
Class D ($56,700/56,706)                                             $1.00 (a)
                                                                ==========
Class B ($2,314/2,314)                                               $1.00 (a)
                                                                ==========

Maximum offering price per share - Class D
($1.00/0.9900)                                                       $1.01
                                                                ==========

COMPOSITION OF NET ASSETS
Capital paid in                                                 $  183,579
Undistributed net investment income                                     41
Accumulated net realized loss                                           (1)
                                                                ----------
                                                                $  183,619
                                                                ==========




(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



See notes to financial statements.

                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997
                                  (UNAUDITED)
(in thousands)
INVESTMENT INCOME
Interest                                                        $   4,880

EXPENSES
Management fee                               $    274
Service fee - Class B                              86
Service fee - Class D                               6
Distribution fee - Class B                        257
Distribution fee - Class D                         17
Transfer agent                                    232
Bookkeeping fee                                    37
Trustee fee                                         9
Custodian fee                                       2
Audit fee                                          11
Legal fee                                           3
Registration fee                                   38
Reports to shareholders                             3
Other                                              11                 986
                                             --------           ---------
 Net Investment Income                                          $   3,894
                                                                =========



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                (Unaudited)
                                                Six months
                                                  ended          Year ended
(in thousands)                                  February 28       August 31
                                                -----------     ------------
INCREASE (DECREASE) IN NET ASSETS                   1997            1996
Operations:
Net investment income                           $   3,894       $    6,673
                                                ---------       ----------
Distributions:
From net investment income - Class A               (2,544)          (4,162)
From net investment income - Class B               (1,256)          (2,436)
From net investment income - Class D                  (82)             (82)
                                                ---------       ----------
                                                       12               (7)
                                                ---------       ----------
Fund Share Transactions:
Receipts for shares sold - Class A                707,319          892,066
Value of distributions reinvested - Class A         2,076            3,327
Cost of shares repurchased - Class A             (699,868)        (863,413)
                                                ---------       ----------
                                                    9,527           31,980
                                                ---------       ----------
Receipts for shares sold - Class B                174,059          264,792
Value of distributions reinvested - Class B         1,038            1,845
Cost of shares repurchased - Class B             (194,934)        (245,533)
                                                ---------       ----------
                                                  (19,837)          21,104
                                                ---------       ----------
Receipts for shares sold - Class D                 11,299            9,081
Value of distributions reinvested - Class D            83               61
Cost of shares repurchased - Class D              (13,502)          (5,334)
                                                ---------       ----------
                                                   (2,120)           3,808
                                                ---------       ----------
 Net Increase (Decrease) from Fund Share
   Transactions                                   (12,430)          56,892
                                                ---------       ----------
   Total Increase (Decrease)                      (12,418)          56,885
NET ASSETS
Beginning of period                               196,037          139,152
                                                ---------       ----------
End of period (including undistributed
 net investment income of $41 and $29,
 respectively)                                  $ 183,619       $  196,037
                                                =========       ==========
NUMBER OF FUND SHARES
Sold - Class A                                    707,319          892,065
Issued for distributions reinvested - Class A       2,076            3,327
Repurchased - Class A                            (699,868)        (863,413)
                                                ---------       ----------
                                                    9,527           31,979
                                                ---------       ----------
Sold - Class B                                    174,059          264,792
Issued for distributions reinvested - Class B       1,038            1,845
Repurchased - Class B                            (194,934)        (245,533)
                                                ---------       ----------
                                                  (19,837)          21,104
                                                ---------       ----------
Sold - Class D                                     11,299            9,081
Issued for distributions reinvested - Class D          83               61
Repurchased - Class D                             (13,501)          (5,334)
                                                ---------       ----------
                                                   (2,119)           3,808
                                                ---------       ----------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                          FEBRUARY 28, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Government Money Market Fund (the
Fund), a series of Colonial Trust II, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at February 28, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income, consistent with capital preservation and liquidity, by investing exclusively in short-term U.S. government securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class D. Class B shares, which are identical to Class A shares except for an annual service and distribution fee and a contingent deferred sales charge, will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: The Fund values its portfolio securities utilizing the amortized cost valuation method.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D service and distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class D per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

OTHER: Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.30% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended February 28, 1997, the Fund has been advised that the Distributor received contingent deferred sales charges
(CDSC) of $156,576 and $2,903 on Class B and Class D share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of Class B and Class D net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class D shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

For the six months ended February 28, 1997, the Fund's operating expenses did not exceed the 1.00% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended February 28, 1997, purchases and sales (including maturities) of short-term obligations (excluding repurchase agreements) were $240,513,989 and $219,830,000, respectively, all of which were U.S. government securities.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At February 28, 1997, Liberty Financial Companies, Inc. and Colonial
Investment Services, Inc. each owned greater than 5% of the Fund's shares outstanding.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                             (Unaudited)
                                      Six months ended February 28
                             -----------------------------------------------
                                                1997
                              Class A          Class B         Class D
                             ---------        --------        --------
Net asset value -
 Beginning of period         $   1.000        $  1.000        $  1.000
                             ---------        --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)                      0.023           0.018           0.018
                             ---------        --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                         (0.023)         (0.018)         (0.018)
                             ---------        --------        --------
Net asset value -
 End of period               $   1.000        $  1.000        $  1.000
                             ---------        --------        --------
Total return (b)                 2.37%(c)        1.84%(c)        1.86%(c)
                             =========        ========        ========
RATIOS TO AVERAGE NET ASSETS
Expenses                         0.68%(e)(f)     1.68%(e)(f)     1.68%(e)(f)
Fees and expenses waived
 or borne by the Adviser         --               --              --
Net investment
 income                          4.65%(e)(f)     3.65%(e)(f)     3.65%(e)(f)
Net assets at end
 of period (000)             $ 124,605        $ 56,700        $  2,314

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                             $   --           $   --          $  --
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(f) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.




                              Year ended August 31
--------------------------------------------------------------------------------
                1996                                      1995
 Class A      Class B      Class D         Class A      Class B      Class D
 -------      -------      -------         -------      -------      -------

$  1.000     $  1.000     $  1.000        $  1.000     $  1.000     $  1.000
--------     --------     --------        --------     --------     --------


   0.048        0.038        0.038           0.050        0.040        0.040
--------     --------     --------        --------     --------     --------


  (0.048)      (0.038)      (0.038)         (0.050)      (0.040)      (0.040)
--------     --------     --------        --------     --------     --------

$  1.000     $  1.000     $  1.000        $  1.000     $  1.000     $  1.000
--------     --------     --------        --------     --------     --------
   4.93%        3.86%        3.85%           5.14%(d)     4.08%(d)     4.07%(d)
========     ========     ========        ========     ========     ========


   0.70%(e)     1.70%(e)     1.70%(e)        0.69%        1.69%        1.69%

   ---          ---           ---            0.04%        0.04%        0.04%

   4.76%(e)    3.76%(e)     3.76%(e)        4.96%         3.96%        3.96%

$115,063     $ 76,539     $  4,435        $ 83,086     $ 55,441     $    625


$  --        $  --        $  --             $0.000       $0.000       $0.000

                          FINANCIAL HIGHLIGHTS - CONT.




                                          Year ended August 31
                             -----------------------------------------------
                                                1994
                              Class A          Class B         Class D (b)
                             ---------        --------        ------------
Net asset value -
 Beginning of period         $  1.000         $  1.000        $  1.000
                             --------         --------        --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)                     0.028            0.018           0.005
                             --------         --------        --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                        (0.028)          (0.018)         (0.005)
                             --------         --------        --------
Net asset value -
 End of period               $  1.000         $  1.000        $  1.000
                             --------         --------        --------
Total return (e)(f)             2.85%            1.82%           0.45%(g)
                             ========         ========        ========

RATIOS TO AVERAGE NET ASSETS
Expenses                        0.73%            1.73%           1.73%(h)
Fees and expenses waived
 or borne by the Adviser        0.20%            0.20%           0.20%(h)
Net investment
 income                         3.01%            2.01%           2.01%(h)
Net assets at end
 of period (000)             $ 97,115         $ 54,535        $    518

(a) Net of fees and expenses waived or borne by the Adviser which amounted to:
                               $0.002           $0.002          $0.002
(b) Class D shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(c) The Fund changed its fiscal year end from December 31 to August 31 in 1992.
(d) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.



      Year ended                 Period ended            Year ended
       August 31                   August 31             December 31
---------------------        ---------------------       -----------
        1993                        1992 (c)                1991
Class A      Class B         Class A      Class B (d)     Class A
--------     --------        --------     -----------     --------

$  1.000     $  1.000        $  1.000     $  1.000        $  1.000
--------     --------        --------     --------        --------


   0.023        0.013           0.022        0.004           0.053
--------     --------        --------     --------        --------


  (0.023)      (0.013)         (0.022)      (0.004)         (0.053)
--------     --------        --------     --------        --------

$  1.000     $  1.000        $  1.000     $  1.000        $  1.000
--------     --------        --------     --------        --------
   2.28%        1.27%           2.18%(g)     0.43%(g)       5.38%
========     ========        ========     ========        ========


   0.88%        1.88%           1.00%(h)     2.00%(h)        0.85%

   0.20%        0.20%           0.38%(h)     0.38%(h)        0.20%

   2.26%        1.26%           3.23%(h)     2.23%(h)        5.32%

$ 44,693     $ 10,890        $ 47,885     $ 14,096        $ 56,198


  $0.002       $0.002          $0.003       $0.001          $0.002

                           SHAREHOLDER COMMUNICATIONS
                              TO KEEP YOU INFORMED

To make recordkeeping easy and keep you up-to-date on the performance of your investments, you can expect to receive the following information about your Colonial account:

TRANSACTION CONFIRMATIONS: Each time you make a purchase, sale, or exchange, you receive a confirmation statement within just a few days.

QUARTERLY STATEMENTS: Every three months, if any transactions are made that affect your share balance, this statement reports on your account activity during the quarter (including any reinvestment of dividends). This statement also provides year-to-date information.

COLONIAL SHAREHOLDER NEWS: Mailed with your quarterly account statements, this newsletter highlights timely investment strategies, portfolio manager commentary, and shareholder service updates.

TAX FORMS AND YEAR-END TAX GUIDE: Easy-to-use forms and timely information are designed to make tax reporting simpler. (Usually mailed in January.)

AVERAGE COST BASIS STATEMENTS: If you sold or exchanged shares during the year, this statement may help you calculate your gain/loss for tax purposes. (Usually mailed in February.)

                              HOW TO REACH COLONIAL
                               BY PHONE OR BY MAIL

BY TELEPHONE

COLONIAL CUSTOMER CONNECTION - 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends, and capital gains information ........... press 1

For account information ............................................. press 2

To speak to a Colonial representative ............................... press 3

For yield and total return information .............................. press 4

For duplicate statements or new supply of checks .................... press 5

To order duplicate tax forms and year-end statements ................ press 6
(February through May)

To review your options at any time during your call ................. press *

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 am to 8:00 pm ET, and Saturdays from February through mid-April, 10:00 am to 2:00 pm ET.

COLONIAL TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange, or sell shares by telephone, call Monday to Friday, 9:00 am to 8:00 pm ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

COLONIAL LITERATURE - 1-800-426-3750
To request literature on any Colonial fund, call Monday to Friday, 8:30 am to 6:30 pm ET.

BY MAIL

COLONIAL INVESTORS SERVICE CENTER, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Colonial has one of the most extensive selections of shareholder services available. Your financial adviser can help you arrange for any of these services, or you can call Colonial directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50; $25 for an IRA account.

FREE EXCHANGES*: Exchange all or part of your account into the same share class of another Colonial fund, by phone or mail, as your needs change over time.

EASY ACCESS TO YOUR MONEY*: Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it to Colonial within one year, you can reinvest in any Colonial fund of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Colonial account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly, or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th of each month. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any Colonial fund with a balance of $5,000 into the same share class of up to four other Colonial funds. Minimum for each transfer is $100.

LOW COST IRAS: Choose from a broad range of retirement plans, including IRAs.

* Redemptions and exchanges are made at the next determined net asset value after the request is received by Colonial in good order. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Investors who purchase Class B or Class D shares (for applicable funds), or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Government Money Market Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial Government Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Government Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objective and operating policies of the Fund.

[logo] COLONIAL
       MUTUAL FUNDS

       Mutual Funds for
       Planned Portfolios

                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board and Director, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                      A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            MM-03/453D-0297 M (4/97)